Loans and other financial assets at amortized cost - Changes in gross carrying amount of other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 456,607,279
Changes in gross carrying amount of other receivables [Abstract]
Ending balance	486,850,601	₩ 456,607,279
Financial assets at amortised cost, category [member] | Other receivables [Member]
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	12,776,676	8,986,677	₩ 9,286,004
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	(6,499)	(4,341)	24
Disposal	(3,041)	(3,318)	(922)
Net increase (decrease)	(2,785,303)	3,784,418	(298,797)
Changes due to business combination	3,099	13,240	368
Ending balance	9,984,932	12,776,676	8,986,677
Financial assets at amortised cost, category [member] | Stage 1 | Other receivables [Member]
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	12,510,625	8,886,721	9,004,539
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	22,084	14,252	9,765
Transfer to lifetime expected credit losses	(38,819)	(30,528)	(38,248)
Transfer to credit-impaired financial assets	(12,265)	(7,299)	(1,484)
Charge off	(1,224)	0	0
Disposal	0	0	(5)
Net increase (decrease)	(3,048,051)	3,634,239	(88,214)
Changes due to business combination	3,099	13,240	368
Ending balance	9,435,449	12,510,625	8,886,721
Financial assets at amortised cost, category [member] | Lifetime expected credit losses | Other receivables [Member] | Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	111,898	21,454	106,597
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(19,273)	(14,143)	(9,749)
Transfer to lifetime expected credit losses	38,881	30,559	38,265
Transfer to credit-impaired financial assets	(15,695)	(1,498)	(2,824)
Charge off	0	0	0
Disposal	(7)	0	0
Net increase (decrease)	(16,550)	75,526	(110,835)
Changes due to business combination	0	0	0
Ending balance	99,254	111,898	21,454
Financial assets at amortised cost, category [member] | Lifetime expected credit losses | Other receivables [Member] | Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	154,153	78,502	174,868
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(2,811)	(109)	(16)
Transfer to lifetime expected credit losses	(62)	(31)	(17)
Transfer to credit-impaired financial assets	27,960	8,797	4,308
Charge off	(5,275)	(4,341)	24
Disposal	(3,034)	(3,318)	(917)
Net increase (decrease)	279,298	74,653	(99,748)
Changes due to business combination	0	0	0
Ending balance	₩ 450,229	₩ 154,153	₩ 78,502